CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 251,134	$ 221,992	$ 163,903
Cost of revenues:
Expense related to royalty buyout agreement with the Israel Innovation Authority (Note 8)			12,875
Total cost of revenues	105,900	90,805	88,623
Gross profit	145,234	131,187	75,280
Operating expenses:
Research and development expenses, net (Note 2m)	45,451	38,956	34,998
Sales and marketing expenses	28,847	24,554	21,523
General and administrative expenses	8,735	8,100	6,835
Amortization of intangible assets (Note 5)	1,759	1,758	1,758
Total operating expenses	84,792	73,368	65,114
Operating income	60,442	57,819	10,166
Financing income, net	2,984	2,276	1,216
Income before tax on income	63,426	60,095	11,382
Income tax expenses	9,051	13,636	1,738
Net income for the year	$ 54,375	$ 46,459	$ 9,644
Earnings per share:
Basic	$ 1.94	$ 1.68	$ 0.35
Diluted	$ 1.89	$ 1.63	$ 0.35
Shares used in calculation of earnings per share:
Basic	28,022,486	27,695,723	27,174,850
Diluted	28,765,329	28,524,259	27,503,497
Product [Member]
Revenues:
Total revenues	$ 193,298	$ 174,343	$ 122,439
Cost of revenues:
Total cost of revenues	71,706	62,242	50,386
Service [Member]
Revenues:
Total revenues	57,836	47,649	41,464
Cost of revenues:
Total cost of revenues	$ 34,194	$ 28,563	$ 25,362